SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
Schedule II
IAC INC. AND SUBSIDIARIES
VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at Beginning of Period	Charges to Earnings		Charges to Other Accounts		Deductions		Balance at End of Period
	(In thousands)
2024
Allowance for credit losses	$7,695	$4,688	(a)	$158		$(5,132)	(b)	$7,409
Deferred tax valuation allowance	$61,569	$1,292	(c)	$(232)	(d)	$—		$62,629
Other reserves	$971							$867
2023
Allowance for credit losses	$7,811	$5,699	(a)	$3		$(5,818)	(b)	$7,695
Deferred tax valuation allowance	$62,955	$(3,005)	(e)	$1,619	(d)	$—		$61,569
Other reserves	$1,188							$971
2022
Allowance for credit losses	$2,985	$8,402	(a)	$—		$(3,576)	(b)	$7,811
Deferred tax valuation allowance	$46,069	$(2,527)	(f)	$19,413	(g)	$—		$62,955
Other reserves	$1,753							$1,188
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(a)     Additions to the allowance for credit losses are charged to expense.
(b)    Amount is primarily write-offs of fully reserved accounts receivable, net of recoveries.
(c)    Amount is primarily due to an increase in state and federal net operating losses (“NOLs”), partially offset by a net decrease in unbenefited capital losses.
(d)    Amount primarily relates to currency translation adjustments on foreign NOLs.
(e)    Amount is primarily due to expiring foreign tax credits, a decrease in foreign NOLs and a net decrease in unbenefited capital losses, partially offset by an increase in federal NOLs.
(f)    Amount primarily relates to a decrease in federal NOLs, partially offset by a net increase in unbenefited capital losses.
(g)     Amount primarily relates to a change in judgement on the realizability of foreign NOLs related to Meredith, acquired by Dotdash on December 1, 2021, partially offset by currency translation adjustments on foreign NOLs.